Income Taxes - Summary of Deferred Tax Assets and Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Deferred tax assets, net
Provision for doubtful debts	¥ 23,418	$ 3,589	¥ 7,484
Accrued expense	10,841	1,660	9,516
Net operating loss carry forward	164,559	25,220	108,101
Government grant related to assets	684	105	359
Property and equipment depreciation	144	22	73
Estimated liabilities	7	1
Net unrealized gain on equity investments held	(3,564)	(546)	(3,564)
Unrealized loan interest income	(7,970)	(1,221)
Valuation allowance	¥ (188,119)	$ (28,830)	¥ (121,969)